Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 122,535	₩ 278,138	₩ 462,888
Borrowings		31,916
Repayments	1,037	771	15,964
K-REALTY CR-REIT [member]
Disclosure of transactions between related parties [line items]
Repayments			15,964
K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			424,957
Pacific Professional Investors Private Investment Real Estate Investment LLC No.55 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			11,000
KT Young Entrepreneurs DNA Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			8,400
Mastern KT MultiFamily Real Estate Private Equity Investment Fund 1 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			6,055
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(5,700)
Megazone Cloud Corporation [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		130,001
Borrowings		30,000
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		10,800
Mastern KT MultiFamily Real Estate Private Equity Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		18,859
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		25,000
K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Borrowings		1,916
Repayments	1,037	771
STIC Place General Private Placement Real Estate Investment Trust No.2 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	20,000
Telco Credit Bureau Co.,Ltd. [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	6,500
Pacific geumto no.75 private hybrid asset fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	19,000
Kiamco Data Center Blind Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	15,000
STIC Mixed Asset Investment Trust No.1 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	10,930
Other [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	31,107	₩ 93,478	₩ 18,176
Rebellions Co.,Ltd. [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 19,998